SEGMENT INFORMATION - SCHEDULE OF REVENUE AND LONG-LIVED ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue and Long-lived Assets by Geography
Revenue	$ 285,283	$ 267,574	$ 268,971	$ 248,817	$ 235,069	$ 238,996	$ 227,581	$ 211,906	$ 209,785	$ 1,020,431	$ 888,268	$ 803,089
Long-lived assets (excluding goodwill and intangible assets)	50,807	48,067				42,997				48,067	42,997
United States
Revenue and Long-lived Assets by Geography
Revenue	187,863				162,339					695,149	578,139	516,589
Long-lived assets (excluding goodwill and intangible assets)	30,891	28,169				25,436				28,169	25,436
All Other Countries
Revenue and Long-lived Assets by Geography
Revenue	97,420				$ 72,730					325,282	310,129	$ 286,500
Long-lived assets (excluding goodwill and intangible assets)	19,916	19,898				17,561				19,898	17,561
France | Geographic Concentration Risk | Long-lived Assets (excluding goodwill and intangible assets)
Revenue and Long-lived Assets by Geography
Long-lived assets (excluding goodwill and intangible assets)	$ 14,700	$ 14,500				$ 14,500				$ 14,500	$ 14,500